Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,225,000.00
Previously Paid Amount	0.00
Total Fee Amount	187.55
Total Offset Amount	0.00
Net Fee	187.55
Narrative - Max Aggregate Offering Price	$ 1,225,000.00
Final Prospectus	true